Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 2,813,014	$ 2,907,079
Other tax payable	1,397	2,018
Total taxes payable	$ 2,814,411	$ 2,909,097